Receivables and prepaid expenses (Tables)	12 Months Ended
Dec. 31, 2017
Receivables and Prepaid Expenses [Abstract]
Receivables and Prepaid Expenses Disclosure [Table Text Block]
	December 31,
	2017	2016
	U.S. dollars in thousands

Government authorities	$28	$52
Prepaid expenses	68	611

	$96	$663